UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio                           as of July 31, 2016 (Unaudited)

Deutsche Gold & Precious Metals Fund

	Shares	Value ($)
Common Stocks (a) 94.4%
Australia 10.1%
Evolution Mining Ltd.	1,096,749	2,350,398
Newcrest Mining Ltd.*	483,111	9,178,506
OceanaGold Corp. (b)	722,978	2,613,607
Regis Resources Ltd.	553,253	1,694,392
(Cost $12,593,118)		15,836,903
Canada 50.2%
Agnico-Eagle Mines Ltd.	135,696	7,896,589
Alamos Gold, Inc. "A"	152,343	1,422,327
Asanko Gold, Inc.* (c)	282,106	1,231,574
AuRico Metals, Inc.*	216,306	187,206
B2Gold Corp.* (c)	1,069,991	3,351,789
Barrick Gold Corp.	708,329	15,466,978
Belo Sun Mining Corp.*	431,577	297,491
Continental Gold, Inc.*	545,936	1,613,995
Detour Gold Corp.*	153,141	4,004,315
Eldorado Gold Corp.	504,445	2,067,002
Franco-Nevada Corp. (c)	80,126	6,177,984
Goldcorp, Inc.	403,455	7,209,134
Kinross Gold Corp.*	898,095	4,643,006
Kirkland Lake Gold, Inc.* (c)	104,784	894,835
MAG Silver Corp.*	106,050	1,665,090
New Gold, Inc.*	194,864	1,011,893
Osisko Gold Royalties Ltd.	180,045	2,391,131
Pan American Silver Corp.	77,219	1,506,943
Silver Wheaton Corp.	296,361	8,273,548
Torex Gold Resources, Inc.*	181,475	3,763,899
Yamana Gold, Inc.	638,173	3,651,172
(Cost $64,044,371)		78,727,901
Jersey 2.0%
Centamin PLC (Cost $1,529,803)	1,406,420	3,087,940
Mexico 3.1%
Fresnillo PLC (d) (Cost $3,721,904)	194,466	4,969,737
Peru 0.8%
Compania de Minas Buenaventura SA (ADR)* (Cost $2,185,410)	90,522	1,326,147
South Africa 7.4%
Anglo American Platinum Ltd.*	69,866	2,214,573
AngloGold Ashanti Ltd.*	309,312	6,754,561
Sibanye Gold Ltd.	565,185	2,613,949
(Cost $9,641,390)		11,583,083
United Kingdom 5.2%
Acacia Mining PLC	196,574	1,455,572
Randgold Resources Ltd.	56,720	6,662,114
(Cost $5,796,663)		8,117,686
United States 15.6%
Argonaut Gold, Inc.*	384,648	1,054,678
Newmont Mining Corp.	383,499	16,873,956
Stillwater Mining Co.* (c)	122,998	1,881,869
Tahoe Resources, Inc. (c)	297,216	4,614,229
(Cost $17,852,812)		24,424,732
Total Common Stocks (Cost $117,365,471)		148,074,129
Exchange-Traded Fund 3.5%
iShares MSCI Global Gold Miners (c) (Cost $4,170,989)	429,556	5,519,795
Securities Lending Collateral 10.1%
Daily Assets Fund "Capital Shares", 0.50% (e) (f) (Cost $15,817,536)	15,817,536	15,817,536
Cash Equivalents 1.2%
Deutsche Central Cash Management Government Fund, 0.38% (e) (Cost $1,907,950)	1,907,950	1,907,950
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $139,261,946) †	109.2	171,319,410
Other Assets and Liabilities, Net	(9.2)	(14,451,256)
Net Assets	100.0	156,868,154

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $159,558,296. At July 31, 2016, net unrealized appreciation for all securities based on tax cost was $11,761,114. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $38,603,839 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $26,842,725.
(a)	Securities are listed in country of domicile.
(b)	Listed on the Toronto Stock Exchange.
(c)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2016 amounted to $15,597,124, which is 9.9% of net assets.
(d)	Listed on the London Stock Exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International

At July 31, 2016, the Deutsche Gold & Precious Metals Fund had the following Quality Distribution:

Quality Distribution (As a % of Common Stocks and Exchange Traded Fund)
Group breakdown of the Fund's common stocks
Group I:
Major producing companies	60%

Group II:
Medium established producers	9%

Group III:
Junior producers with medium cost production	4%

Group IV:
Companies with some production on stream or in start-up	5%

Group V:
Primarily exploration companies with or without mineral resources	6%

Group VI:
Royalty companies	12%

Group VII:
Gold Mining/ETF	4%

100%

Investment in Subsidiary

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary, Deutsche Cayman Precious Metals Fund, Inc., organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals; commodity-linked derivative instruments, such as swaps, futures; and exchange traded funds. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of July 31, 2016 the Fund held $132,563 in the Subsidiary, representing 0.08% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,613,607	$13,223,296	$—	$15,836,903
Canada	78,727,901	—	—	78,727,901
Jersey	—	3,087,940	—	3,087,940
Mexico	—	4,969,737	—	4,969,737
Peru	1,326,147	—	—	1,326,147
South Africa	—	11,583,083	—	11,583,083
United Kingdom	—	8,117,686	—	8,117,686
United States	24,424,732	—	—	24,424,732
Exchange-Traded Fund	5,519,795	—	—	5,519,795
Short-Term Investments (g)	17,725,486	—	—	17,725,486
Total	$130,337,668	$40,981,742	$—	$171,319,410

There have been no transfers between fair value measurement levels during the period ended July 31, 2016.

(g)	See Consolidated Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Gold & Precious Metals Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2016